UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-9191

Name of Fund:  MuniHoldings Insured Fund II, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniHoldings Insured Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 09/30/05

Date of reporting period: 04/01/05 - 06/30/05

Item 1 - Schedule of Investments


MuniHoldings Insured Fund II, Inc.

Schedule of Investments as of June 30, 2005                                                                        (in Thousands)
                                 Face
State                          Amount    Municipal Bonds                                                                Value
Alaska - 1.3%             $     2,000    Anchorage, Alaska, Water Revenue Refunding Bonds, 6% due 9/01/2024 (a)       $     2,230
                                1,700    Matanuska-Susitna Boro, Alaska, GO, Series A, 6% due 3/01/2010 (d)(e)              1,918

Arkansas - 2.1%                 6,105    Arkansas State Development Finance Authority, M/F Mortgage Revenue
                                         Refunding Bonds, DRIVERS, Series 964Z, 7.568% due 6/01/2010 (d)(f)(i)              6,805

California - 38.4%              5,355    California Pollution Control Financing Authority, PCR, Refunding,
                                         DRIVERS, AMT, Series 878Z, 7.566% due 12/01/2009 (d)(i)                            6,395
                                         California State, Department of Water Resources, Power Supply Revenue
                                         Bonds, Series A:
                                6,865        5.375% due 5/01/2017 (j)                                                       7,611
                                5,400        5.25% due 5/01/2020                                                            5,872
                                5,790        5.375% due 5/01/2022                                                           6,324
                                4,675    California State, GO, Refunding, RIB, AMT, Series 777X, 8.15% due
                                         12/01/2021 (d)(i)                                                                  4,917
                                3,000    California State Public Works Board, Lease Revenue Bonds (Department of
                                         General Services - Capitol East End Complex), Series A, 5% due 12/01/2027 (a)      3,165
                                2,100    California State, Various Purpose, GO, 5.50% due 4/01/2028                         2,349
                                         Cerritos, California, Community College District, GO (Election of 2004),
                                         Series A (d):
                                1,550        5% due 8/01/2025                                                               1,740
                                1,215        5% due 8/01/2026                                                               1,364
                                2,800    Compton, California, Unified School District, GO (Election of 2002),
                                         Series B, 5.50% due 6/01/2025 (d)                                                  3,146
                                2,405    Dixon, California, Unified School District, GO (Election of 2002), 5.20%
                                         due 8/01/2044 (c)                                                                  2,561
                                         East Side Union High School District, California, Santa Clara County, GO
                                         (Election of 2002), Series D (j):
                                2,185        5% due 8/01/2020                                                               2,372
                                8,460        5% due 8/01/2029                                                               9,026
                                         Golden State Tobacco Securitization Corporation of California, Tobacco
                                         Settlement Revenue Bonds, Series B:
                                4,410        5.75% due 6/01/2022                                                            4,752
                                2,700        5.375% due 6/01/2028 (b)                                                       2,894
                                1,010        5.60% due 6/01/2028                                                            1,093


Portfolio Abbreviations


To simplify the listings of MuniHoldings Insured Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
FHA        Federal Housing Authority
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
S/F        Single-Family
VRDN       Variable Rate Demand Notes



MuniHoldings Insured Fund II, Inc.

Schedule of Investments as of June 30, 2005 (concluded)                                                            (in Thousands)
                                 Face
State                          Amount    Municipal Bonds                                                                Value
California                               Los Angeles, California, Unified School District, GO:
(concluded)                 $   3,400        (Election of 1997), Series F, 5% due 1/01/2028 (b)                       $     3,631
                               10,110        Series A, 5% due 1/01/2028 (d)                                                10,797
                                4,240    Modesto, California, Schools Infrastructure Financing Agency, Special
                                         Tax Bonds, 5.50% due 9/01/2036 (a)                                                 4,744
                                5,000    Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L,
                                         5.375% due 11/01/2027 (b)                                                          5,361
                                1,500    Port of Oakland, California, Trust Receipts, Revenue Bonds, AMT, Class R,
                                         Series K, 8.582% due 11/01/2021 (b)(i)                                             1,751
                                2,985    Roseville, California, Joint Union High School District, GO (Election of
                                         2004), Series A, 5% due 8/01/2029 (b)                                              3,196
                                2,130    Sacramento, California, City Financing Authority, Capital Improvement
                                         Revenue Bonds (911 Call Center and Other Municipal Projects), 5% due
                                         12/01/2027 (a)                                                                     2,267
                                4,500    Sacramento County, California, Sanitation District Financing Authority,
                                         Revenue Refunding Bonds, Series A, 5.875% due 12/01/2027                           4,602
                                1,250    San Francisco, California, City and County Airport Commission, International
                                         Airport, Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT,
                                         Series A, 6.10% due 1/01/2020 (c)                                                  1,351
                                3,800    San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5%
                                         due 9/01/2030 (d)                                                                  4,046
                                4,620    Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                                         (Community Facilities District No. 97-1), Series A, 5% due 9/01/2038 (c)           4,835
                                         University of California Revenue Bonds (Multiple Purpose Projects),
                                         Series Q (c):
                                3,000        5% due 9/01/2022                                                               3,193
                                6,710        5% due 9/01/2031                                                               7,099
                                5,060    William S. Hart Union High School District, California, Capital Appreciation,
                                         GO (Election of 2001), Series B, 4.70% due 9/01/2023 (c)                           2,216

Colorado - 3.7%                          Aurora, Colorado, COP (a):
                                3,055        5.75% due 12/01/2019                                                           3,414
                                3,230        5.75% due 12/01/2020                                                           3,596
                                  395    Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2,
                                         7.50% due 4/01/2031                                                                  414
                                4,000    Colorado Health Facilities Authority, Hospital Revenue Refunding Bonds
                                         (Poudre Valley Health Care), Series A, 5.75% due 12/01/2009 (c)(e)                 4,473

Connecticut - 2.7%              8,500    Connecticut State HFA Revenue Bonds (Housing Mortgage Finance Program),
                                         AMT, Series D-2, 5.15% due 11/15/2022 (d)                                          8,775

Florida - 2.0%                  5,500    Dade County, Florida, Water and Sewer System Revenue Bonds, 5.25% due
                                         10/01/2021 (b)                                                                     5,787
                                3,670    Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A,
                                         5.24% due 10/01/2037 (d)                                                             701

Georgia - 1.0%                  3,000    Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2034 (c)          3,287

Idaho - 0.3%                      905    Idaho Housing and Finance Association, S/F Mortgage Revenue Bonds, AMT,
                                         Series E, 6% due 1/01/2032                                                           914

Illinois - 11.5%                         Chicago, Illinois, GO, Series A (b)(e):
                               18,130        6% due 7/01/2010                                                              20,723
                                2,185        (Neighborhoods Alive 21 Program), 6% due 7/01/2010                             2,497
                                3,650    Chicago, Illinois, O'Hare International Airport Revenue Bonds, DRIVERS,
                                         AMT, Series 845-Z, 9.108% due 1/01/2012 (d)(i)(j)                                  4,677
                                         Lake, Cook, Kane and McHenry Counties, Illinois, Community Unit School
                                         District No. 220, GO (b):
                                8,035        6% due 12/01/2010 (e)                                                          9,188
                                  125        6% due 12/01/2020                                                                141

Indiana - 3.2%                  9,280    Shelbyville, Indiana, Elementary School Building Corporation Revenue Bonds,
                                         First Mortgage, 5.75% due 1/15/2009 (c)(e)                                        10,234

Kansas - 2.1%                   3,510    Kansas State Development Finance Authority, Health Facilities Revenue Bonds
                                         (Sisters of Charity Leavenworth), Series J, 6.125% due 12/01/2020                  3,912
                                2,805    Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds, AMT,
                                         Series A-2, 6.20% due 12/01/2033 (g)(k)                                            2,881

Louisiana - 0.7%                2,000    Louisiana Local Government, Environmental Facilities, Community Development
                                         Authority Revenue Bonds (Capital Projects and Equipment Acquisition),
                                         Series A, 6.30% due 7/01/2030 (a)                                                  2,191

Massachusetts - 7.1%            5,865    Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                         Senior Series A, 5% due 7/01/2035                                                  6,094
                               15,000    Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25%
                                         due 1/01/2014 (b)(e)                                                              16,811

Michigan - 2.8%                 2,000    Detroit, Michigan, City School District, GO, Series A, 5.50% due 5/01/2021 (c)     2,218
                                1,000    Michigan State Hospital Finance Authority, Revenue Refunding Bonds
                                         (Mercy-Mount Clemens), Series A, 6% due 5/15/2014 (d)                              1,107
                                         Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds,
                                         DRIVERS, AMT (i)(j):
                                2,500        Series 857Z, 8.166% due 3/01/2010                                              2,898
                                1,000        Series 858Z, 7.867% due 12/01/2011                                             1,175
                                1,500    Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit
                                         Edison Company), RIB, Series 282, 10.21% due 8/01/2024 (a)(i)                      1,846

Minnesota - 4.4%                         Prior Lake, Minnesota, Independent School District Number 719, GO (c):
                                2,555        5.50% due 2/01/2016                                                            2,793
                                1,830        5.50% due 2/01/2017                                                            1,998
                                3,570        5.50% due 2/01/2018                                                            3,898
                                2,840        5.50% due 2/01/2019                                                            3,101
                                2,185    Sauk Rapids, Minnesota, Independent School District Number 47, GO, Series A,
                                         5.625% due 2/01/2018 (d)                                                           2,423

Mississippi - 0.4%              1,000    Walnut Grove, Mississippi, Correctional Authority, COP, 6% due 11/01/2009 (a)(e)   1,139

Nebraska - 1.8%                          Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue
                                         Bonds, First Tier, Series A (a):
                                1,410        5.50% due 4/01/2020                                                            1,559
                                3,985        5.50% due 4/01/2022                                                            4,405

Nevada - 3.8%                   1,750    Clark County, Nevada, IDR (Power Company Project), AMT, Series A, 6.70%
                                         due 6/01/2022 (b)                                                                  1,779
                                  240    Nevada Housing Division, S/F Mortgage Revenue Bonds, AMT, Series A-2, 6.30%
                                         due 4/01/2022 (d)                                                                    242
                                         Truckee Meadows, Nevada, Water Authority, Water Revenue Bonds, Series A (c):
                                5,000        5.50% due 7/01/2018                                                            5,540
                                4,445        5.50% due 7/01/2019                                                            4,925

New Jersey - 9.4%                        New Jersey EDA, Cigarette Tax Revenue Bonds:
                                8,590        5.75% due 6/15/2029                                                            9,295
                                6,200        5.75% due 6/15/2034                                                            6,965
                               11,000    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                         7/01/2033 (d)                                                                     12,022
                                2,135    New Jersey EDA, School Facility Construction, Revenue Refunding Bonds, Series
                                         K, 5.25% due 12/15/2017 (b)                                                        2,414

New Mexico - 1.6%               5,000    Farmington, New Mexico, PCR, Refunding (Public Service Company of San Juan),
                                         Series C, 5.70% due 12/01/2016 (a)                                                 5,289

New York - 16.3%                1,940    Metropolitan Transportation Authority, New York, Revenue Bonds, Series B, 5%
                                         due 11/15/2030 (a)                                                                 2,091
                               14,000    Nassau Health Care Corporation, New York, Health System Revenue Bonds,
                                         5.75% due 8/01/2009 (c)(e)                                                        15,766
                                5,000    New York City, New York, GO, Refunding, Series G, 5.75% due 2/01/2006 (c)          5,160
                                5,570    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                         Series A, 5.25% due 10/15/2027 (a)                                                 6,160
                                4,345    New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                         Program), Series D, 5.25% due 10/01/2023 (d)                                       4,767
                                1,280    New York State Dormitory Authority, Revenue Refunding Bonds (School Districts
                                         Bond Financing Program), Series A, 5% due 4/01/2016 (d)                            1,412
                                  200    New York State Local Government Assistance Corporation, Revenue Refunding
                                         Bonds, Sub-Lien, VRDN, Series A-5V, 2.10% due 4/01/2020 (c)(h)                       200
                                         Tobacco Settlement Financing Corporation of New York Revenue Bonds:
                                2,000        Series A-1, 5.25% due 6/01/2021 (a)                                            2,191
                                7,850        Series C-1, 5.50% due 6/01/2017                                                8,678
                                3,000        Series C-1, 5.50% due 6/01/2021                                                3,324
                                3,000    West Islip, New York, Union Free School District, GO, Refunding, 5% due
                                         10/01/2018 (c)                                                                     3,314

North Carolina - 0.5%           1,445    North Carolina, HFA, Home Ownership Revenue Bonds, AMT, Series 14-A, 5.35%
                                         due 1/01/2022 (a)                                                                  1,509

North Dakota - 0.7%             2,200    Oliver County, North Dakota, PCR, Refunding (Square Butte Electric Cooperative),
                                         Series A, 5.30% due 1/01/2027 (a)                                                  2,350

Ohio - 0.9%                     1,745    Aurora, Ohio, City School District, COP, 6.10% due 12/01/2009 (d)(e)               1,983
                                1,000    Kent State University, Ohio, University Revenue Bonds, 6% due 5/01/2024 (a)        1,124

Oklahoma - 1.7%                 3,385    Claremore, Oklahoma, Public Works Authority, Capital Improvement Revenue
                                         Refunding Bonds, Series A, 5.25% due 6/01/2027 (c)                                 3,732
                                1,700    Oklahoma State Industries Authority, Revenue Refunding Bonds (Integris
                                         Baptist), VRDN, Series B, 2.50% due 8/15/2029 (d)(h)                               1,700

Pennsylvania - 9.8%             5,525    Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power and
                                         Light Utilities Corporation Project), 4.75% due 2/15/2027 (b)                      5,710
                                5,600    Lycoming County, Pennsylvania, College Authority Revenue Bonds (Pennsylvania
                                         College of Technology), 5.25% due 7/01/2007 (d)(e)                                 5,907
                                6,435    Pennsylvania State Higher Educational Facilities Authority, State System of
                                         Higher Education Revenue Bonds, Series O, 5.125% due 6/15/2024 (a)                 6,661
                               10,565    Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series A,
                                         5% due 7/01/2027 (c)                                                              11,348
                                2,090    Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds
                                         (Capital Projects and Equipment Program), 6.15% due 12/01/2029 (a)                 2,231

Rhode Island - 3.5%             5,555    Providence, Rhode Island, Redevelopment Agency Revenue Refunding Bonds
                                         (Public Safety and Municipal Buildings), Series A, 5.75% due 4/01/2010 (a)(e)      6,264
                                4,685    Rhode Island State Health and Educational Building Corporation Revenue Bonds
                                         (Rhode Island School of Design), Series D, 5.50% due 8/15/2031 (j)                 5,221

South Carolina - 0.8%           2,490    South Carolina Housing Finance and Development Authority, Mortgage Revenue
                                         Refunding Bonds, AMT, Series A-2, 6.35% due 7/01/2019 (c)                          2,546

Tennessee - 2.0%                3,500    Metropolitan Government of Nashville and Davidson County, Tennessee, Health
                                         and Education Facilities Board, Revenue Refunding Bonds (Ascension Health
                                         Credit), Series A, 5.875% due 11/15/2009 (a)(e)                                    3,933
                                1,080    Tennessee HDA, Revenue Bonds (Homeownership Program), AMT, Series 2C, 6%
                                         due 7/01/2011                                                                      1,110
                                1,515    Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series
                                         1, 6.05% due 7/01/2014 (d)                                                         1,545

Texas - 9.6%                    3,750    Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                         Trust Certificates, Second Tier, Series B, 6% due 1/01/2023                        4,055
                                8,000    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT,
                                         Series 778-Z, 8.108% due 11/01/2011 (d)(i)                                         9,332
                                         Dallas-Fort Worth, Texas, International Airport Revenue Refunding and
                                         Improvement Bonds, AMT, Series A (b):
                                1,835        5.875% due 11/01/2017                                                          2,046
                                2,150        5.875% due 11/01/2018                                                          2,398
                                2,390        5.875% due 11/01/2019                                                          2,665
                                         El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds,
                                         Series A (c):
                                  115        6% due 3/01/2015                                                                 133
                                  170        6% due 3/01/2016                                                                 196
                                  180        6% due 3/01/2017                                                                 208
                                4,873    Houston, Texas, Community College System, Participation Interests, COP (Alief
                                         Center Project), 5.75% due 8/15/2022 (d)                                           5,282
                                1,850    Midland, Texas, Certificates of Obligation, GO, 6.10% due 3/01/2027 (b)            2,055
                                2,650    Waskom, Texas, Independent School District, GO (School Building), 5.25% due
                                         2/15/2035 (c)                                                                      2,888

Utah - 2.5%                       100    Emery County, Utah, PCR, Refunding (PacifiCorp Projects), VRDN, 2.50% due
                                         11/01/2024 (a)(h)                                                                    100
                                2,400    Salt Lake City, Utah, Municipal Building Authority, Lease Revenue Refunding
                                         Bonds (Municipal Improvements and Refunding Project), Series A, 5.40% due
                                         10/15/2009 (a)(e)                                                                  2,652
                                         Weber County, Utah, Municipal Building Authority, Lease Revenue Refunding
                                         Bonds (d):
                                  610        5.75% due 12/15/2007 (e)                                                         659
                                4,390        5.75% due 12/15/2019                                                           4,716

Virginia - 0.4%                 1,185    Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series J, Sub-Series
                                         J-1, 5.20% due 7/01/2019 (d)                                                       1,195

Washington - 6.9%               6,885    Bellevue, Washington, GO, Refunding, 5.50% due 12/01/2039 (d)                      7,732
                                3,840    Chelan County, Washington, Public Utility District Number 001, Consolidated
                                         Revenue Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)        4,106
                                3,445    Lewis County, Washington, GO, Refunding, 5.75% due 12/01/2024 (a)                  3,786
                                2,500    Seattle, Washington, Municipal Light and Power Revenue Bonds, 6% due
                                         10/01/2009 (d)(e)                                                                  2,817
                                3,500    Seattle, Washington, Water System Revenue Bonds, Series B, 6% due 7/01/2029 (b)    3,865

West Virginia - 2.0%            6,210    West Virginia State Housing Development Fund, Housing Finance Revenue Refunding
                                         Bonds, Series D, 5.20% due 11/01/2021 (d)                                          6,472

Wisconsin - 0.2%                  750    Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                         (Blood Center of Southeastern Wisconsin Project), 5.75% due 6/01/2034                808

Puerto Rico - 2.0%              6,225    Puerto Rico Commonwealth, Public Improvement, GO, 5.125% due 7/01/2030 (c)         6,657

                                         Total Municipal Bonds (Cost - $489,495) - 160.1%                                 520,124


                               Shares
                                 Held    Short-Term Securities
                                1,489    Merrill Lynch Institutional Tax-Exempt Fund (l)                                    1,489

                                         Total Short-Term Securities (Cost - $1,489) - 0.5%                                 1,489

                                         Total Investments (Cost - $490,984*) - 160.6%                                    521,613
                                         Other Assets Less Liabilities - 2.4%                                               7,699
                                         Preferred Stock, at Redemption Value - (63.0%)                                 (204,547)
                                                                                                                      -----------
                                         Net Assets Applicable to Common Stock - 100.0%                               $   324,765
                                                                                                                      ===========

  * The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                          $       491,090
                                                            ===============
    Gross unrealized appreciation                           $        30,756
    Gross unrealized depreciation                                     (233)
                                                            ---------------
    Net unrealized appreciation                             $        30,523
                                                            ===============

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Prerefunded.

(f) FHA Insured.

(g) FNMA Collateralized.

(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(j) XL Capital Insured.

(k) GNMA Collateralized.

(l) Investments in companies considered to be an affiliate of the Fund (such companies are defined as
    "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                (in Thousands)

                                                        Net           Dividend
    Affiliate                                         Activity         Income

    Merrill Lynch Institutional Tax-Exempt Fund       (14,700)        $    63

    Financial futures contracts sold as of June 30, 2005 were as follows:

                                                                (in Thousands)


    Number of                                            Face      Unrealized
    Contracts        Issue             Expiration Date   Value    Depreciation

      500  10-Year U.S. Treasury Bond  September 2005   $56,170      $(564)


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniHoldings Insured Fund II, Inc.


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniHoldings Insured Fund II, Inc.


Date: August 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniHoldings Insured Fund II, Inc.


Date: August 19, 2005


By:    /s/ Donald C. Burke
       ----------------------------
       Donald C. Burke
       Chief Financial Officer
       MuniHoldings Insured Fund II, Inc.


Date: August 19, 2005